ADVISORY AGREEMENT	12 Months Ended
Dec. 31, 2017
ADVISORY AGREEMENT
ADVISORY AGREEMENT

5.ADVISORY AGREEMENT

The Fund, MLAI and the Trading Advisor have entered into an advisory agreement. The advisory agreement will continue in effect until December 31, 2020. Thereafter, the advisory agreement will be automatically renewed for successive three-year periods, on the same terms, unless (x) terminated at any time by either the Trading Advisor or the Fund upon 90 days written notice to the other party or (y) terminated upon certain occurrences as provided therein.  Pursuant to the advisory agreement, the Trading Advisor has sole and exclusive authority and responsibility for directing the Fund’s trading, subject to MLAI’s fiduciary responsibility to intervene, to overrule or unwind trades if MLAI deems that doing so is necessary or advisable for the protection of the Fund.

The Fund pays monthly management fees to the Trading Advisor based on the month-end Net Asset Value of the Fund (prior to reduction for the management fees being calculated and any accrued performance fees or Sponsor fees).   Prior to September 1, 2017, the management fee rate was 2.0% per year for Class A, Class C, Class D, Class I and Class M Units, and the Trading Advisor agreed to share 50% of the management fees with MLAI in order to defray costs in connection with and in consideration of BofA Corp.’s providing certain operational support for the Fund.

Effective September 1, 2017, the management fee rate for Class A, Class C, Class D, Class I and Class M Units has been reduced from 2.0% to 1.0%, and the Trading Advisor will no longer share its management fee with the Sponsor.

The management fee rate for Class DT and DS Units was 1.5% when available.

The Fund pays a 20% quarterly performance fee to the Trading Advisor with respect to all Classes of Units with the exception of Class DT which paid a 15% quarterly performance fee. The performance fee is calculated based on any increase in the aggregate Net Asset Value of the Classes of Units subject to the same rate of performance fees (each a “Class Group”), taken together, in excess of the Class Group’s highest Net Asset Value as of any previous calendar quarter end after adjustment for subscriptions and the performance fee then paid (“High Water Mark”).The performance fee is also paid on net redemptions, and the High Water Mark is proportionately reduced.